Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Shares Issued and Outstanding	189,910	159,910
Liquidation Preference	$ 5,686	$ 4,936
Discount	185	180
Carrying Amount	$ 5,501	$ 4,756
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	12,510	12,510
Liquidation Preference	$ 1,251	$ 1,251
Discount	145	145
Carrying Amount	$ 1,106	$ 1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Carrying Amount	$ 1,000	$ 1,000
Series F [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	44,000	44,000
Liquidation Preference	$ 1,100	$ 1,100
Discount	12	12
Carrying Amount	$ 1,088	$ 1,088
Series G [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	43,400	43,400
Liquidation Preference	$ 1,085	$ 1,085
Discount	10	10
Carrying Amount	$ 1,075	$ 1,075
Series H [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	$ 500	$ 500
Discount	13	13
Carrying Amount	$ 487	$ 487
Series I [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	30,000
Liquidation Preference	$ 750
Discount	5
Carrying Amount	$ 745